Stock-based Compensation	12 Months Ended
Dec. 31, 2013
Stock-based Compensation
Stock-based Compensation

7. Stock-based Compensation

        JEH granted membership-interest awards in JEH to members of senior management ("management units") under a management incentive plan prior to the IPO. These awards had various vesting schedules, and a portion of the management units vested in a lump sum at the IPO date. Both the vested and unvested management units were converted into JEH Units and shares of Class B common stock at the IPO date. As of December 31, 2013, there were 457,150 unvested JEH Units and shares of Class B common stock. The Units/shares will become convertible into a like number of shares of Class A common stock upon vesting. The following table summarizes information related to the Units/shares held by management:

	JEH Units	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2013	710,767	$3.62
Granted	911,654	$15.00
Forfeited	(167,239)	$3.62
Vested	(998,032)	$9.96

Unvested at December 31, 2013	457,150	$12.46

        Stock compensation expense associated with the management units for the years ended December 31, 2013, 2012 and 2011 was $10.7 million, $0.6 million and $1.1 million, respectively, and is included in general and administrative expenses on the Company's Consolidated Statement of Operations.

        On September 4, 2013, the Company granted restricted stock awards to non-employee members of the Board of Directors. Each of the four directors was awarded 6,645 restricted shares of Class A common stock, contingent on the director serving as a director of the Company for a one-year service period from the date of grant. The fair value of the awards was based on the value of the Company's Class A common stock on the date of grant. The total value of the awards to the directors is as follows:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2013	—	—
Granted	27	$15.05
Forfeited	—	—
Vested	—	—

Unvested at December 31, 2013	27	$15.05

        Stock compensation expense associated with the Board of Directors awards for the year ended December 31, 2013 was $0.1 million and is included in general and administrative expenses on the Company's Consolidated Statement of Operations.